MET INVESTORS SERIES TRUST

                       SUPPLEMENT DATED SEPTEMBER 22, 2006 TO
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2006



Lord Abbett Growth Opportunities Portfolio

     Effective  October 1,  2006,  all  references  to the "Lord  Abbett  Growth
Opportunities Portfolio" are changed to the "Van Kampen Mid-Cap Growth Portfolio." In addition, all references to Lord, Abbett & Co. LLC, with respect to the Lord Abbett Growth Opportunities Portfolio, are changed to Morgan Stanley Investment Management, Inc., d/b/a Van Kampen.

         The Portfolio may invest up to 25% of its assets in foreign securities.

         The Portfolio considers investments in Depository Receipts to be investments in foreign securities. Foreign securities may include securities in emerging markets. The Portfolio intends to make investments in emerging markets primarily through Depository Receipts.

         In addition to the securities permitted for the Portfolio set forth in the Statement of Additional Information, the Portfolio may also engage in Foreign Currency Transactions and Foreign Currency Exchange Transactions, invest in Other Investment Companies, invest up to 10% of its assets in Real Estate Investment Trusts ("REITS"), invest in real estate limited partnership interests other than partnerships organized as REITS, and invest in initial public offerings (commonly referred to as IPOs).

         Further, the Portfolio has no plans to invest in Investment Grade Corporate Debt Securities, Money Market Securities and Repurchase Agreements, although the custodian of the securities may invest in Repurchase Agreements.

         Portfolio turnover is anticipated to exceed 100% annually.

     In Appendix C, the portfolio manager information for Lord, Abbett & Co. LLC, with respect to the Lord Abbett Growth Opportunities Portfolio, is deleted and replaced with the following information. The information in Appendix C is confined to ownership in the Lord Abbett Growth Opportunities Portfolio.

     The Adviser has provided the Trust with the following information regarding the Portfolio's portfolio managers identified in the Trust's Prospectus. The tables below list the number of other accounts managed by each such portfolio manager as of May 31, 2006 within each of three categories: (A) registered investment companies, (B) other pooled investment vehicles, and (C) other accounts; as well as the total assets in the accounts managed within each category. For each category, the tables also list the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account. Below each table, the Adviser has provided a description of any material conflicts of interest that may arise in connection with each portfolio manager's management of the Portfolio's investments, on the one hand, and the investments of the other accounts, on the other. The Adviser has also provided a description of the structure of, and the method used to determine, the portfolio managers' compensation as of May 31, 2006. As of May 31, 2006, no portfolio manager identified in the Prospectus beneficially owned equity securities of the Portfolio for which he or she serves as portfolio manager.





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


--------------------------------------------------------------------------------
                           Met Investors Series Trust
                       Van Kampen Mid-Cap Growth Portfolio
                   Morgan Stanley Investment Management, Inc.




                        (A)(2) NUMBER OF OTHER ACCOUNTS MANAGED WITHIN EACH CATEGORY AND THE
                              TOTAL ASSETS IN THE ACCOUNTS MANAGED WITHIN EACH CATEGORY
                     --------------------------------------------------------------------------
                                 (A)                       (B)
                        REGISTERED INVESTMENT         OTHER POOLED                 (C)
  (A)(1) PORTFOLIO            COMPANIES            INVESTMENT VEHICLES       OTHER ACCOUNTS
   MANAGER'S NAME    --------------------------  ----------------------  ----------------------
   (AS LISTED IN     NUMBER OF                   NUMBER OF     TOTAL     NUMBER OF     TOTAL
    PROSPECTUS)       ACCOUNTS    TOTAL ASSETS    ACCOUNTS     ASSETS     ACCOUNTS     ASSETS
- -------------------  ---------  ---------------  ---------  -----------  ---------  -----------

Dennis Lynch             32     $16,280,096,192       4     $1,361,763,808  10,022  $2,767,619,684
David Cohen              32     $16,280,096,192       4     $1,361,763,808  10,022  $2,767,619,684
Sam Chainani             32     $16,280,096,192       4     $1,361,763,808  10,022  $2,767,619,684
Alexander Norton         32     $16,280,096,192       4     $1,361,763,808  10,022  $2,767,619,684


                       (A)(3) FOR EACH OF THE CATEGORIES IN(A)(2) NUMBER OF
                        ACCOUNTS AND THE TOTAL ASSETS IN THE ACCOUNTS WITH
                        RESPECT TO WHICH THE ADVISORY FEE IS BASED ON THE
                                    PERFORMANCE OF THE ACCOUNT
                     -------------------------------------------------------
                            (A)                (B)
                         REGISTERED        OTHER POOLED
                         INVESTMENT         INVESTMENT            (C)
  (A)(1) PORTFOLIO       COMPANIES           VEHICLES        OTHER ACCOUNTS
   MANAGER'S NAME    -----------------  -----------------  -----------------
   (AS LISTED IN     NUMBER OF   TOTAL  NUMBER OF   TOTAL  NUMBER OF   TOTAL
    PROSPECTUS)       ACCOUNTS  ASSETS   ACCOUNTS  ASSETS   ACCOUNTS  ASSETS
- -------------------  ---------  ------  ---------  ------  ---------  ------

Dennis Lynch            0        $0        0        $0        1        $223,833,625
David Cohen             0        $0        0        $0        1        $223,833,625
Sam Chainani            0        $0        0        $0        1        $223,833,625
Alexander Norton        0        $0        0        $0        1        $223,833,625




(a)(4) Description of any material conflicts Since the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address conflicts of interest.

(b) Compensation Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio manager.

BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the subadviser.

DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

- CASH BONUS;

- MORGAN STANLEY'S EQUITY INCENTIVE COMPENSATION PROGRAM (EICP) AWARDS -- a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;

- INVESTMENT MANAGEMENT DEFERRED COMPENSATION PLAN (IMDCP) AWARDS -- a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Subadviser or its affiliates. The award is subject to vesting and other conditions. Portfolio Managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu. The Fund currently is not included in the IMDCP fund menu.

- VOLUNTARY DEFERRED COMPENSATION PLANS -- voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Subadviser or its affiliates; and/or (2) in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

- Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's/account's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups, where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

- Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

- Contribution to the business objectives of the Subadviser.

- The dollar amount of assets managed by the portfolio manager.

- Market compensation survey research by independent third parties.

- Other qualitative factors, such as contributions to client objectives.

- Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.


(c) Ownership of Securities see attached list of insurance products offered by MetLife.


                                                                                                                     OVER
 PORTFOLIO MANAGER   NONE  $1-$10,000  $10,001-$50,000  $50,001-$100,000  $100,001-$500,000  $500,001-$1,000,000  $1,000,000
- -------------------  ----  ----------  ---------------  ----------------  -----------------  -------------------  ----------
Dennis Lynch         X
David Cohen          X
Sam Chainani         X
Alexander Norton     X

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